OTHER COMPREHENSIVE LOSS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated loss
Foreign currency translation adjustments	$ 268	$ 217
Pension and other postretirement benefit adjustments	(1,076)	(845)
Other comprehensive income (loss) of unconsolidated affiliates	7	8
Other, net	(3)	(3)
Total	(804)	(623)
Amounts attributable to non controlling interests	13	12
Amounts attributable to the entity	(791)	(611)
Loss
Foreign currency translations adjustments	51	(79)	23
Foreign currency translation adjustments, tax amount	7	11
Pension and other postretirement benefits adjustments	(231)	(182)	(28)
Pension and other postretirement benefit adjustment, tax amount	228	155
Other comprehensive income (loss) of unconsolidated affiliates	(1)	1
Other, net		(2)	(2)
Other comprehensive loss	(181)	(262)	(7)
Amounts attributable to non controlling interests	1	5	1
Amounts attributable to the entity	$ (180)	$ (257)	$ (6)